Loans - Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses (Detail) - Average Value [member] - USD ($)	3 Months Ended
	Jan. 31, 2023	Oct. 31, 2022
Base case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	0.70%	0.80%
United States Real GDP year-over-year growth	0.70%	0.70%
Canadian unemployment rate	5.70%	5.50%
United States unemployment rate	4.10%	4.00%
Canadian Housing Price Index growth	(10.20%)	(2.50%)
S&P 500 Index growth rate	(1.20%)	(1.40%)
Canadian household debt service ratio	15.40%	15.50%
West Texas Intermediate Oil Price	$ 87	$ 92
Base case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	1.40%	1.50%
United States Real GDP year-over-year growth	1.40%	1.30%
Canadian unemployment rate	5.90%	5.90%
United States unemployment rate	4.20%	4.20%
Canadian Housing Price Index growth	3.00%	1.90%
S&P 500 Index growth rate	6.40%	6.00%
Canadian household debt service ratio	14.50%	15.10%
West Texas Intermediate Oil Price	$ 81	$ 81
Upside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	1.80%	3.90%
United States Real GDP year-over-year growth	1.70%	2.90%
Canadian unemployment rate	5.40%	4.90%
United States unemployment rate	3.80%	3.30%
Canadian Housing Price Index growth	(1.00%)	10.10%
S&P 500 Index growth rate	2.30%	6.30%
Canadian household debt service ratio	14.90%	14.40%
West Texas Intermediate Oil Price	$ 110	$ 119
Upside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	2.40%	2.80%
United States Real GDP year-over-year growth	2.50%	3.00%
Canadian unemployment rate	5.60%	5.60%
United States unemployment rate	3.60%	3.30%
Canadian Housing Price Index growth	7.70%	6.60%
S&P 500 Index growth rate	10.60%	12.10%
Canadian household debt service ratio	14.00%	14.50%
West Texas Intermediate Oil Price	$ 107	$ 107
Downside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	(1.20%)	(0.60%)
United States Real GDP year-over-year growth	(0.80%)	(2.10%)
Canadian unemployment rate	6.60%	6.00%
United States unemployment rate	5.80%	5.60%
Canadian Housing Price Index growth	(21.50%)	(13.10%)
S&P 500 Index growth rate	(12.50%)	(13.40%)
Canadian household debt service ratio	16.20%	15.90%
West Texas Intermediate Oil Price	$ 75	$ 76
Downside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	0.60%	1.00%
United States Real GDP year-over-year growth	0.20%	0.40%
Canadian unemployment rate	7.10%	6.80%
United States unemployment rate	5.20%	5.10%
Canadian Housing Price Index growth	(0.20%)	(5.20%)
S&P 500 Index growth rate	(2.00%)	(1.30%)
Canadian household debt service ratio	14.70%	15.20%
West Texas Intermediate Oil Price	$ 60	$ 56